PIMCO Funds

Supplement Dated December 21, 2016 to the

Statement of Additional Information dated July 29, 2016, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Emerging Markets Corporate Bond Fund

As previously disclosed, effective December 8, 2016, the PIMCO Emerging Markets Corporate Bond Fund is jointly managed by Kofi Bentsi, Mohit Mittal, Yacov Arnopolin and Luke Spajic.

Accordingly, effective December 8, 2016, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Arnopolin[3]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00
Bentsi[9]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	1	$135.15	0	$0.00
Other Accounts	7	$292.40	0	$0.00
Spajic[40]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	9	$8,112.12	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[3]	Effective December 8, 2016, Mr. Arnopolin co-manages the PIMCO Emerging Markets Corporate Bond Fund ($146.2 million).
[9]	Effective December 8, 2016, Mr. Bentsi co-manages the PIMCO Emerging Markets Corporate Bond Fund ($146.2 million).
[40]	Effective December 8, 2016, Mr. Spajic co-manages the PIMCO Emerging Markets Corporate Bond Fund ($146.2 million).

In addition, effective December 8, 2016, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 8, 2016, the PIMCO Emerging Markets Corporate Bond Fund is jointly managed by Kofi Bentsi, Mohit Mittal, Yacov Arnopolin and Luke Spajic. Information pertaining to accounts managed by Messrs. Bentsi, Arnopolin and Spajic is as of November 30, 2016.

In addition, effective December 8, 2016, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Arnopolin[2]	PIMCO Emerging Markets Corporate Bond	None
Bentsi[5]	PIMCO Emerging Markets Corporate Bond	None
Spajic[10]	PIMCO Emerging Markets Corporate Bond	None

[2]	Effective December 8, 2016, Mr. Arnopolin co-manages the PIMCO Emerging Markets Corporate Bond Fund. Information for Mr. Arnopolin is as of November 30, 2016.
[5]	Effective December 8, 2016, Mr. Bentsi co-manages the PIMCO Emerging Markets Corporate Bond Fund. Information for Mr. Bentsi is as of November 30, 2016.
[10]	Effective December 8, 2016, Mr. Spajic co-manages the PIMCO Emerging Markets Corporate Bond Fund. Information for Mr. Spajic is as of November 30, 2016.

Investors Should Retain This Supplement For Future Reference

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